Quarterly Holdings Report
for
Fidelity® Tax-Free Bond Fund
October 31, 2023
SFB-NPRT3-1223
1.809079.120
Municipal Bonds - 97.5%
	Principal Amount (a)	Value ($)
Alabama - 2.1%
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/43	1,700,000	1,704,483
Homewood Edl. Bldg. Auth. Rev. Series 2019 A:
4% 12/1/33	270,000	247,745
4% 12/1/35	880,000	786,022
4% 12/1/37	1,180,000	1,010,464
4% 12/1/38	225,000	188,423
4% 12/1/39	1,605,000	1,325,417
4% 12/1/41	3,845,000	3,090,083
4% 12/1/44	2,265,000	1,764,644
4% 12/1/49	530,000	394,650
Lower Alabama Gas District Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (b)	23,020,000	22,501,247
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 3.78%, tender 6/16/26 (b)	1,615,000	1,583,243
Montgomery Med. Clinic Facilities Series 2015:
5% 3/1/26	55,000	53,482
5% 3/1/27	110,000	105,567
5% 3/1/28	120,000	113,933
5% 3/1/29	100,000	93,805
5% 3/1/30	120,000	111,021
5% 3/1/36	2,315,000	1,963,345
Southeast Energy Auth. Rev. Bonds:
(Proj. No. 2) Series 2021 B1:
4% 6/1/29	1,260,000	1,204,324
4% 6/1/30	955,000	899,509
4% 6/1/31	825,000	764,349
Bonds (Proj. No. 2) Series 2021 B1, 4%, tender 12/1/31 (b)	20,155,000	18,378,075
TOTAL ALABAMA		58,283,831
Alaska - 0.1%
Alaska Int'l. Arpts. Revs. Series 2016 B, 5% 10/1/33	2,075,000	2,087,702
Arizona - 2.3%
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Univ. Revs.) Series 2018 B:
5% 6/1/27	470,000	487,241
5% 6/1/30	1,390,000	1,448,206
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 4.6%, tender 1/1/37 (b)(c)	945,000	855,636
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2021 A:
4% 2/1/38	1,415,000	1,229,398
4% 2/1/39	1,415,000	1,209,902
Arizona Indl. Dev. Auth. Lease Rev. Series 2020 A:
4% 9/1/37	385,000	338,222
4% 9/1/38	420,000	363,785
4% 9/1/39	380,000	325,014
4% 9/1/40	410,000	348,428
4% 9/1/46	1,000,000	796,777
5% 9/1/31	185,000	190,030
5% 9/1/32	285,000	292,503
5% 9/1/33	390,000	400,053
5% 9/1/34	330,000	337,545
Arizona Indl. Dev. Auth. Rev.:
(Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/37	1,030,000	618,000
5% 5/1/43	945,000	567,000
Series 2019 2, 3.625% 5/20/33	1,761,833	1,533,185
Arizona State Univ. Revs. Series 2021 C:
5% 7/1/32	1,150,000	1,239,164
5% 7/1/34	1,180,000	1,266,231
5% 7/1/35	945,000	1,009,106
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	145,000	122,795
5% 7/1/48	190,000	144,738
Maricopa County Indl. Dev. Auth. (Creighton Univ. Proj.) Series 2020, 5% 7/1/47	1,890,000	1,824,268
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (d)	1,735,000	1,318,725
6% 1/1/48 (d)	3,290,000	2,168,321
Maricopa County Rev.:
Series 2017 D, 3% 1/1/48	4,000,000	2,700,128
Series 2019 E, 3% 1/1/49	2,375,000	1,567,733
Maricopa County Unified School District #48 Scottsdale Series 2017 B:
5% 7/1/31	755,000	785,787
5% 7/1/32	3,070,000	3,193,054
Phoenix Ariz Indl. Dev. Auth. Rev.:
(Guam Facilities Foundation, Inc. Projs.) Series 2014, 5.375% 2/1/41	1,445,000	1,204,549
(Guam Facilities Foundation, Inc. Proj.) Series 2014, 5.125% 2/1/34	1,710,000	1,525,063
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 B:
5% 7/1/30	2,475,000	2,567,966
5% 7/1/34	1,890,000	1,942,638
5% 7/1/35	1,890,000	1,937,899
Series 2019 A, 5% 7/1/44	5,300,000	5,219,111
Phoenix Civic Impt. Corp. Series 2019 A:
5% 7/1/30	1,040,000	1,079,442
5% 7/1/32	335,000	346,444
5% 7/1/36	560,000	570,977
5% 7/1/37	490,000	496,051
5% 7/1/38	785,000	788,570
5% 7/1/45	6,800,000	6,710,472
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,720,000	5,149,096
Phoenix IDA Student Hsg. Rev. (Downtown Phoenix Student Hsg. II LLC Arizona State Univ. Proj.) Series 2019 A:
5% 7/1/49	1,060,000	953,931
5% 7/1/54	3,335,000	2,954,417
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007, 5.25% 12/1/23	2,360,000	2,360,399
TOTAL ARIZONA		64,488,000
California - 3.5%
California Gen. Oblig. Series 2004:
5.25% 12/1/33	35,000	35,030
5.5% 4/1/30	5,000	5,006
California Hsg. Fin. Agcy.:
Series 2021 1, 3.5% 11/20/35	2,362,434	2,044,553
Series 2023 A1, 4.375% 9/20/36	5,754,324	5,190,063
California Muni. Fin. Auth. Student Hsg. (CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018:
5% 5/15/35	2,020,000	2,057,735
5% 5/15/38	2,830,000	2,832,436
5% 5/15/43	3,775,000	3,664,959
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2022 C, 5% 8/1/32	2,190,000	2,374,090
California Statewide Cmntys. Dev. Auth. Series 2016:
5% 5/15/25	945,000	947,887
5% 5/15/26	945,000	950,340
5% 5/15/27	945,000	951,237
5% 5/15/28	945,000	951,686
5% 5/15/32	1,180,000	1,184,153
5% 5/15/33	1,415,000	1,418,642
5% 5/15/40	945,000	896,061
California Statewide Cmntys. Dev. Auth. Rev. Series 2015, 5% 2/1/45 (e)	2,150,000	1,139,500
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 B2, 0% 6/1/66	44,735,000	3,654,129
Los Angeles Unified School District Ctfs. of Prtn. Series 2023 A, 5% 10/1/32	8,225,000	8,939,400
Mount Diablo Unified School District Series 2022 B:
4% 8/1/29	1,800,000	1,848,421
4% 8/1/33	1,425,000	1,441,228
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,225,000	841,499
Series B:
0% 8/1/33	4,105,000	2,686,330
0% 8/1/37	7,555,000	3,927,581
0% 8/1/38	8,400,000	4,097,202
0% 8/1/39	6,815,000	3,122,898
0% 8/1/41	4,625,000	1,873,563
Poway Unified School District Pub. Fing. Series 2015 A:
5% 9/1/27	990,000	1,001,595
5% 9/1/30	1,295,000	1,304,380
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,510,000	1,318,738
San Diego Cmnty. College District Series 2011, 0% 8/1/35	2,830,000	1,702,731
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	1,225,000	763,083
0% 7/1/37	4,820,000	2,493,630
Series 2008 E, 0% 7/1/47 (f)	2,455,000	1,546,190
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2019 B, 5% 5/1/49	2,765,000	2,790,186
Series 2022 B, 5% 5/1/52	14,945,000	15,069,163
San Marcos Unified School District Series 2010 B, 0% 8/1/47	3,495,000	1,006,657
Tobacco Securitization Auth. Southern California Tobacco Settlement Series 2019 A1:
5% 6/1/27	945,000	973,850
5% 6/1/28	1,425,000	1,480,834
5% 6/1/29	945,000	990,371
Univ. of California Revs.:
Series 2017 AV, 5% 5/15/36	1,520,000	1,566,913
Series 2021 Q, 3% 5/15/51	4,325,000	2,855,500
TOTAL CALIFORNIA		95,939,450
Colorado - 0.8%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	1,370,000	1,306,475
5% 10/1/43	5,485,000	5,103,855
Colorado Health Facilities Auth. Rev. Bonds:
(Parkview Episcopal Med. Ctr., Co. Proj.) Series 2017:
5% 9/1/24	210,000	210,742
5% 9/1/25	245,000	246,565
5% 9/1/28	2,075,000	2,104,129
(Parkview Med. Ctr., Inc. Proj.) Series 2016, 5% 9/1/46	3,495,000	3,178,212
Series 2019 A, 4% 11/1/39	2,815,000	2,474,167
Series 2019 A2:
3.25% 8/1/49	2,700,000	1,762,565
4% 8/1/49	4,390,000	3,391,059
Series 2020 A, 4% 9/1/50	1,020,000	767,787
Colorado Hsg. & Fin. Auth.:
Series 2019 H, 4.25% 11/1/49	765,000	748,329
Series 2021 E, 3% 11/1/51	1,280,000	1,204,742
TOTAL COLORADO		22,498,627
Connecticut - 2.2%
Connecticut Gen. Oblig.:
Series 2018 F, 5% 9/15/27	945,000	988,133
Series 2020 A, 4% 1/15/34	6,615,000	6,527,392
Series 2021 A:
3% 1/15/35	1,000,000	842,401
3% 1/15/39	960,000	735,451
3% 1/15/40	1,230,000	927,784
Series 2021 B, 3% 6/1/40	1,000,000	751,417
Series 2022 B, 3% 1/15/40	2,625,000	1,980,027
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/34	990,000	1,007,355
5% 7/1/35	1,135,000	1,152,085
5% 7/1/36	380,000	383,751
5% 7/1/37	1,470,000	1,477,838
5% 7/1/42	3,570,000	3,476,445
Bonds Series 2020 B, 5%, tender 1/1/27 (b)	4,445,000	4,521,338
Series 2016 K, 4% 7/1/46	4,215,000	3,326,830
Series 2019 A:
5% 7/1/34 (d)	1,325,000	1,176,434
5% 7/1/49 (d)	1,925,000	1,437,862
Series 2020 A, 4% 7/1/39	2,830,000	2,469,612
Series 2020 C, 4% 7/1/45	3,985,000	3,257,971
Series 2020 K:
5% 7/1/37	945,000	954,672
5% 7/1/38	1,415,000	1,420,018
5% 7/1/39	1,465,000	1,464,191
5% 7/1/44 (d)	1,295,000	1,078,300
Series 2021 S, 4% 6/1/51	1,120,000	893,935
Series 2022 M:
4% 7/1/37	3,305,000	2,928,029
4% 7/1/52	1,680,000	1,296,996
Series G, 5% 7/1/50 (d)	1,100,000	875,318
Series K1:
5% 7/1/31	1,415,000	1,384,503
5% 7/1/35	1,210,000	1,152,911
Series N:
4% 7/1/39	1,165,000	881,357
4% 7/1/49	1,395,000	915,078
5% 7/1/32	520,000	494,660
5% 7/1/33	470,000	443,439
5% 7/1/34	235,000	220,007
Connecticut Hsg. Fin. Auth. Series 2019 B1, 4% 5/15/49	1,010,000	977,856
Connecticut State Revolving Fund Gen. Rev. Series 2017 A, 5% 5/1/35	2,195,000	2,263,839
Hbr. Point Infrastructure Impt. District Series 2017:
5% 4/1/30 (d)	2,095,000	2,078,050
5% 4/1/39 (d)	2,950,000	2,786,161
New Haven Gen. Oblig. Series 2016 A, 5% 8/15/25 (Assured Guaranty Muni. Corp. Insured)	540,000	548,543
TOTAL CONNECTICUT		61,497,989
District Of Columbia - 0.9%
District of Columbia Gen. Oblig. Series 2017 A, 5% 6/1/33	2,170,000	2,241,205
District of Columbia Hosp. Rev. Series 2015:
5% 7/15/29	3,775,000	3,811,305
5% 7/15/30	6,130,000	6,182,036
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
(Dulles Metrorail and Cap. Impt. Projs.):
Series 2019 A:
5% 10/1/33	1,180,000	1,208,941
5% 10/1/34	1,890,000	1,931,977
5% 10/1/36	1,890,000	1,913,224
Series 2019 B, 3% 10/1/50 (Assured Guaranty Muni. Corp. Insured)	4,210,000	2,744,718
(Dulles Metrorail and Cap. Impts. Projs.) Series 2022 A, 3% 10/1/53 (Assured Guaranty Muni. Corp. Insured)	2,400,000	1,513,893
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/33	4,290,000	4,395,356
TOTAL DISTRICT OF COLUMBIA		25,942,655
Florida - 5.4%
Brevard County Health Facilities Auth. Rev. Series 2023 A, 5% 4/1/32	2,220,000	2,284,622
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2016 A, 5% 7/1/28	1,505,000	1,542,349
Series 2016, 5% 7/1/32	965,000	976,774
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A, 5% 10/1/29	1,650,000	1,655,792
Central Florida Expressway Auth. Sr. Lien Rev. Series 2021:
4% 7/1/34 (Assured Guaranty Muni. Corp. Insured)	4,015,000	3,874,098
4% 7/1/35 (Assured Guaranty Muni. Corp. Insured)	3,890,000	3,699,089
4% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	4,320,000	4,004,134
4% 7/1/38 (Assured Guaranty Muni. Corp. Insured)	2,700,000	2,458,255
4% 7/1/39 (Assured Guaranty Muni. Corp. Insured)	2,175,000	1,953,984
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/29	6,025,000	6,113,768
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 4% 8/15/45	2,255,000	1,762,095
Florida Higher Edl. Facilities Fing. Auth.:
(St. Leo Univ. Proj.) Series 2019, 5% 3/1/49	4,530,000	3,461,814
Series 2019, 5% 10/1/27	615,000	620,442
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. Bonds Series 2023 C, 5%, tender 12/1/25 (b)	1,305,000	1,313,963
Florida Hsg. Fin. Corp. Rev. Series 2019 1, 4% 7/1/50	2,795,000	2,723,733
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	2,455,000	2,414,695
Series 2015 C, 5% 10/1/35	1,890,000	1,850,756
Florida Muni. Pwr. Agcy. Rev.:
(Pwr. Supply Proj.) Series 2017 A, 5% 10/1/28	380,000	396,762
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	930,000	946,474
5% 10/1/31	1,015,000	1,031,590
Series 2015 B, 5% 10/1/29	1,180,000	1,194,938
Gainesville Utils. Sys. Rev. Series 2017 A, 5% 10/1/35	4,720,000	4,835,096
Halifax Hosp. Med. Ctr. Rev. Series 2015:
5% 6/1/24	790,000	792,799
5% 6/1/28 (Pre-Refunded to 6/1/25 @ 100)	620,000	630,591
Hillsborough County School Board Ctfs. of Prtn. Series 2015 A, 5% 7/1/26	7,555,000	7,623,892
Jacksonville Health Care Facilities (Baptist Med. Ctr. Proj.) Series 2017:
5% 8/15/26	1,890,000	1,939,786
5% 8/15/34	2,595,000	2,626,537
Miami Beach Health Facilities Auth. Hosp. Rev. Series 2014 A, 5% 11/15/39	1,445,000	1,373,400
Miami-Dade County Aviation Rev. Series 2020 A:
4% 10/1/35	1,510,000	1,429,429
4% 10/1/41	1,135,000	1,004,503
5% 10/1/31	2,020,000	2,134,998
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	3,115,000	3,011,171
Series 2014 A:
5% 7/1/25	1,350,000	1,355,588
5% 7/1/27	945,000	949,510
5% 7/1/28	2,100,000	2,111,117
5% 7/1/29	955,000	960,305
Series 2014 B, 5% 7/1/30	2,360,000	2,373,264
Miami-Dade County Gen. Oblig. Series 2020, 2.25% 7/1/38	1,000,000	682,140
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 5/1/29	11,680,000	11,799,850
Series 2016 A, 5% 5/1/32	9,440,000	9,579,584
Series 2016 B, 5% 8/1/26	4,255,000	4,355,203
Palm Beach County Health Facilities Auth. Rev. Series 2019 B, 5% 5/15/53	3,690,000	2,589,782
Palm Beach County School Board Ctfs. of Prtn. Series 2015 D, 5% 8/1/28	1,870,000	1,897,588
Pinellas County Idr (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Proj.) Series 2019:
5% 7/1/29	200,000	198,441
5% 7/1/39	400,000	368,487
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/27	470,000	482,253
5% 10/1/28	3,775,000	3,874,294
5% 10/1/30	1,890,000	1,933,143
5% 10/1/32	3,125,000	3,192,723
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
5% 8/15/29	1,395,000	1,426,849
5% 8/15/32	3,700,000	3,756,381
5% 8/15/35	665,000	669,213
5% 8/15/37	4,720,000	4,696,719
5% 8/15/42	3,210,000	3,105,400
5% 8/15/47	4,910,000	4,672,822
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A:
5% 12/1/29	1,345,000	1,351,912
5% 12/1/36	1,040,000	995,312
Series 2015 A, 5% 12/1/40	945,000	873,040
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/44	720,000	708,185
5% 10/15/49	1,340,000	1,293,030
Volusia County School Board Ctfs. of Prtn. (Florida Master Lease Prog.) Series 2016 A, 5% 8/1/31 (Build America Mutual Assurance Insured)	2,090,000	2,122,935
TOTAL FLORIDA		148,057,399
Georgia - 4.4%
Atlanta Arpt. Rev. Series 2023 B1:
5% 7/1/37	1,450,000	1,524,326
5% 7/1/39	1,000,000	1,036,594
5% 7/1/40	1,125,000	1,161,221
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/36	1,435,000	1,487,496
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Transmission Corp. Proj.) Series 2012, 2.75% 1/1/52 (b)	2,900,000	1,651,453
Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2013 1st, 2.925%, tender 3/12/24 (b)	9,065,000	8,973,008
Coweta County Dev. Auth. Rev. (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5% 7/1/44	6,080,000	5,822,164
DeKalb Private Hosp. Auth. Rev. Series 2019 B, 5% 7/1/35	1,285,000	1,340,823
Fulton County Dev. Auth. Rev.:
Series 2019 C, 5% 7/1/38	1,160,000	1,185,792
Series 2019, 4% 6/15/49	1,115,000	908,463
Gainesville & Hall County Hosp. Auth. Rev. Series 2020 A, 3% 2/15/47	9,015,000	6,100,762
Georgia Hsg. & Fin. Auth. Series 2019 B, 3.25% 12/1/49	1,750,000	1,192,570
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2019 A:
4% 1/1/49	5,760,000	4,649,209
5% 1/1/30	390,000	401,842
5% 1/1/32	885,000	903,983
5% 1/1/34	1,815,000	1,849,741
5% 1/1/35	875,000	889,648
5% 1/1/36	1,075,000	1,088,194
5% 1/1/37	1,055,000	1,060,935
5% 1/1/38	1,085,000	1,084,058
5% 1/1/44	2,825,000	2,754,737
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A:
4% 7/1/35	4,620,000	4,217,385
4% 7/1/39	2,360,000	2,068,698
4% 7/1/43	2,470,000	2,088,031
Main Street Natural Gas, Inc. Bonds:
Series 2021 A, 4%, tender 9/1/27 (b)	21,715,000	20,892,529
Series 2021 C, 4%, tender 12/1/28 (b)	20,380,000	19,109,466
Series 2023 D, 5%, tender 12/1/30 (b)	19,695,000	19,347,446
Private Colleges & Univs. Auth. Rev.:
(The Savannah College of Art & Design Projs.) Series 2021:
4% 4/1/38	500,000	450,123
4% 4/1/40	1,320,000	1,162,187
5% 4/1/36	1,060,000	1,100,969
Series 2020 B, 5% 9/1/33	2,360,000	2,529,744
TOTAL GEORGIA		120,033,597
Hawaii - 0.1%
Hawaii Gen. Oblig. Series 2020 C:
4% 7/1/37	1,040,000	942,388
4% 7/1/38	1,180,000	1,061,810
TOTAL HAWAII		2,004,198
Idaho - 0.2%
Idaho Health Facilities Auth. Rev. Series 2015 ID:
5% 12/1/24	470,000	474,445
5.5% 12/1/27	3,070,000	3,128,732
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
(Idaho St Garvee Proj.) Series 2017 A:
5% 7/15/24	665,000	669,838
5% 7/15/25	665,000	676,562
5% 7/15/26	470,000	484,134
Series 2019 A, 4% 1/1/50	1,560,000	1,517,187
TOTAL IDAHO		6,950,898
Illinois - 15.3%
Chicago Board of Ed.:
Series 2012 A, 5% 12/1/42	2,660,000	2,357,035
Series 2015 C, 5.25% 12/1/39	755,000	697,794
Series 2016 B, 6.5% 12/1/46	400,000	406,116
Series 2017 A, 7% 12/1/46 (d)	1,400,000	1,452,604
Series 2017 C:
5% 12/1/24	1,735,000	1,735,523
5% 12/1/25	2,670,000	2,677,975
5% 12/1/26	500,000	501,393
Series 2017 D:
5% 12/1/24	1,705,000	1,705,514
5% 12/1/31	1,845,000	1,813,008
Series 2017 H, 5% 12/1/36	440,000	415,481
Series 2018 A:
5% 12/1/24	1,590,000	1,590,479
5% 12/1/29	4,195,000	4,175,288
5% 12/1/31	850,000	836,767
Series 2018 C, 5% 12/1/46	8,210,000	7,207,700
Series 2019 A:
5% 12/1/25	2,360,000	2,367,049
5% 12/1/26	1,985,000	1,990,531
5% 12/1/29	2,920,000	2,902,753
5% 12/1/30	3,820,000	3,772,836
5% 12/1/32	1,700,000	1,669,539
Chicago Gen. Oblig.:
Series 2020 A:
5% 1/1/26	1,565,000	1,582,477
5% 1/1/27	7,225,000	7,334,943
5% 1/1/29	3,645,000	3,712,790
5% 1/1/30	7,320,000	7,467,273
Series 2021 A, 5% 1/1/32	4,405,000	4,473,775
Chicago Midway Arpt. Rev. Series 2016 B:
4% 1/1/35	770,000	728,658
5% 1/1/36	4,250,000	4,258,521
5% 1/1/37	5,005,000	4,983,660
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2016 B, 5% 1/1/34	2,675,000	2,693,992
Series 2016 C:
5% 1/1/32	4,485,000	4,527,882
5% 1/1/33	1,230,000	1,240,410
5% 1/1/34	1,425,000	1,435,117
Series 2017 B:
5% 1/1/34	1,430,000	1,444,553
5% 1/1/35	2,400,000	2,413,749
5% 1/1/36	1,560,000	1,564,511
5% 1/1/37	6,045,000	6,013,479
5% 1/1/38	2,125,000	2,101,925
Series 2018 B:
4% 1/1/44	5,880,000	5,024,418
5% 1/1/48	1,055,000	1,031,767
5% 1/1/53	1,060,000	1,023,434
Series 2020 A, 4% 1/1/37	6,305,000	5,908,113
Chicago Transit Auth. Series 2017, 5% 12/1/46	1,795,000	1,725,191
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/25	705,000	710,581
5% 6/1/26	1,505,000	1,530,182
Cook County Ccsd 034 Glenview Series 2021 A, 2% 12/1/37	2,010,000	1,346,387
Cook County Gen. Oblig. Series 2016 A, 5% 11/15/29	5,770,000	5,916,375
Grundy & Will Counties Cmnty. School Gen. Oblig. Series 2018, 5% 2/1/29	635,000	657,583
Illinois Fin. Auth.:
Series 2020 A:
3% 5/15/50	7,190,000	4,495,844
3% 5/15/50 (Build America Mutual Assurance Insured)	3,390,000	2,133,003
3.25% 8/15/49	1,340,000	881,151
Series 2020, 5% 7/1/36	4,150,000	4,387,108
Illinois Fin. Auth. Academic Facilities (Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A:
5% 10/1/31	190,000	196,408
5% 10/1/32	275,000	283,095
5% 10/1/33	470,000	480,173
5% 10/1/35	285,000	288,842
5% 10/1/36	285,000	285,902
5% 10/1/37	330,000	326,134
5% 10/1/38	355,000	346,210
5% 10/1/39	610,000	588,488
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/31	2,230,000	2,242,239
(Depaul Univ. Proj.) Series 2016 A:
4% 10/1/31	1,395,000	1,331,671
5% 10/1/33	1,415,000	1,435,682
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A:
5% 7/15/25	750,000	762,174
5% 7/15/30	1,405,000	1,460,267
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	10,465,000	8,596,227
5% 5/15/43	9,440,000	9,037,993
(Presence Health Proj.) Series 2016 C:
5% 2/15/29	3,260,000	3,339,517
5% 2/15/36	2,255,000	2,246,741
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/49	465,000	416,139
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	1,135,000	1,131,217
Series 2015 A, 5% 11/15/31	3,305,000	3,322,780
Series 2015 C:
5% 8/15/35	3,155,000	3,023,222
5% 8/15/44	15,205,000	14,283,022
Series 2016 A, 5.25% 8/15/29 (Pre-Refunded to 8/15/26 @ 100)	960,000	992,494
Series 2016 B:
5% 8/15/30	2,830,000	2,893,150
5% 8/15/33	4,330,000	4,394,602
5% 8/15/34	2,280,000	2,312,625
Series 2016 C:
3.75% 2/15/34	685,000	630,844
4% 2/15/36	2,915,000	2,725,380
4% 2/15/41	8,645,000	7,615,931
5% 2/15/31	1,965,000	2,012,152
Series 2016:
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	20,000	19,990
5% 12/1/29	970,000	978,853
5% 12/1/46	2,510,000	2,367,728
Series 2017 A, 5% 8/1/47	405,000	366,065
Series 2017:
5% 7/1/33	3,175,000	3,286,422
5% 7/1/34	2,610,000	2,690,304
5% 7/1/35	530,000	546,147
Series 2019:
4% 9/1/37	380,000	295,917
4% 9/1/39	945,000	708,125
5% 9/1/30	180,000	172,840
5% 9/1/38	850,000	736,302
Illinois Gen. Oblig.:
Series 2006, 5.5% 1/1/31	1,835,000	1,953,144
Series 2014:
5% 2/1/25	2,120,000	2,120,386
5% 2/1/27	1,155,000	1,150,537
5% 4/1/28	550,000	547,197
5% 5/1/28	3,140,000	3,123,752
5% 5/1/32	1,320,000	1,294,739
5% 5/1/33	1,510,000	1,476,719
5.25% 2/1/29	2,830,000	2,824,014
5.25% 2/1/30	2,550,000	2,540,965
5.25% 2/1/31	1,230,000	1,222,915
Series 2016:
5% 2/1/26	945,000	958,095
5% 6/1/26	575,000	584,195
5% 2/1/27	3,535,000	3,607,084
5% 2/1/28	3,300,000	3,363,339
5% 2/1/29	3,100,000	3,155,052
Series 2017 A, 5% 12/1/26	3,165,000	3,225,543
Series 2018 A:
5% 10/1/26	1,415,000	1,440,615
5% 10/1/28	3,305,000	3,401,222
Series 2020 B, 4% 10/1/32	5,055,000	4,780,946
Series 2021 A:
5% 3/1/32	100,000	102,959
5% 3/1/35	710,000	719,925
5% 3/1/36	565,000	569,425
5% 3/1/37	710,000	711,151
5% 3/1/46	2,830,000	2,656,430
Series 2021 B, 4% 12/1/34	3,355,000	3,100,179
Series 2022 A:
5% 3/1/32	1,755,000	1,812,794
5% 3/1/36	7,365,000	7,429,136
5.25% 3/1/37	1,605,000	1,640,485
Series 2022 B:
5% 3/1/29	3,495,000	3,602,216
5% 3/1/32	1,550,000	1,601,043
Series 2023 B:
5% 5/1/36	1,450,000	1,459,977
5.25% 5/1/38	6,750,000	6,817,866
5.25% 5/1/40	3,005,000	3,005,539
Series 2023 C, 5% 5/1/29	3,945,000	4,073,029
Series 2023 D, 5% 7/1/28	3,305,000	3,398,824
Illinois Hsg. Dev. Auth. Series 2021, 3% 4/1/51	5,855,000	5,473,204
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2019, 2.9% 7/1/35	4,473,662	3,698,060
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/31	1,785,000	1,799,860
Illinois Sales Tax Rev. Series 2021 A, 3% 6/15/33 (Build America Mutual Assurance Insured)	2,720,000	2,279,001
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2016 A, 5% 12/1/31	890,000	902,145
Series 2019 A, 5% 1/1/44	1,060,000	1,059,018
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2015 5% 1/1/28	2,625,000	2,638,184
Series 2017, 5% 1/1/29	970,000	988,948
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/33	10,270,000	10,437,890
Lake County Cmnty. Consolidated School District #73 Gen. Oblig. Series 2021, 2.25% 1/1/40	1,245,000	820,021
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	2,165,000	2,144,965
0% 1/15/25	4,190,000	3,965,062
0% 1/15/26	3,150,000	2,849,256
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2010 B1:
0% 6/15/43 (Assured Guaranty Muni. Corp. Insured)	30,875,000	10,624,282
0% 6/15/44 (Assured Guaranty Muni. Corp. Insured)	7,170,000	2,318,954
0% 6/15/45 (Assured Guaranty Muni. Corp. Insured)	11,465,000	3,484,285
0% 6/15/47 (Assured Guaranty Muni. Corp. Insured)	10,015,000	2,713,200
Series 2012 B, 0% 12/15/51	5,570,000	1,080,506
Series 2002 A, 0% 6/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310,000	741,323
Series 2002, 0% 12/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,285,000	6,298,180
Series 2017 B:
5% 12/15/28	1,890,000	1,939,220
5% 12/15/32	850,000	866,378
Series 2020 A, 5% 6/15/50	21,945,000	20,377,826
Series 2022 A, 4% 12/15/42	5,405,000	4,480,392
Sales Tax Securitization Corp. Series 2023 C, 5% 1/1/32	4,695,000	4,913,020
Schaumburg Village Gen. Oblig. Series 2023, 4% 12/1/30	2,940,000	2,888,181
Univ. of Illinois Rev. Series 2018 A, 5% 4/1/29	3,720,000	3,856,218
Will County Cmnty. Unit School District #365-U Series 2007 B, 0% 11/1/26 (Assured Guaranty Muni. Corp. Insured)	3,000,000	2,624,476
TOTAL ILLINOIS		419,927,743
Indiana - 0.9%
Beech Grove School Bldg. Corp. Series 1996, 5.625% 7/5/24 (Escrowed to Maturity)	275,000	276,289
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Proj.) Series 2017 A:
5% 11/1/28	425,000	443,710
5% 11/1/29	1,320,000	1,386,515
5% 11/1/30	295,000	311,924
Indiana Fin. Auth. Rev.:
(Butler Univ. Proj.) Series 2019, 4% 2/1/44	2,450,000	1,917,578
Series 2016, 5% 9/1/31	1,735,000	1,773,288
Indiana Hsg. & Cmnty. Dev. Auth.:
(Glasswater Creek of Whitestown Proj.) Series 2020, 5.375% 10/1/40 (d)	1,660,000	1,272,397
Series 2021 B, 3% 7/1/50	1,015,000	957,049
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2017 A:
5% 1/1/32	3,775,000	3,916,583
5% 1/1/34	1,890,000	1,960,146
Indianapolis Local Pub. Impt. (Courthouse and Jail Proj.) Series 2019 A, 5% 2/1/49	3,090,000	3,083,211
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019:
4% 4/1/39	945,000	785,632
4% 4/1/46	2,115,000	1,618,122
5% 4/1/40	2,115,000	2,053,814
Series 2020:
4% 4/1/37	1,565,000	1,348,225
5% 4/1/29	970,000	1,000,565
TOTAL INDIANA		24,105,048
Iowa - 0.3%
Iowa Fin. Auth. Rev.:
Series 2018 B, 5% 2/15/48	2,360,000	2,165,301
Series A:
5% 5/15/43	775,000	589,648
5% 5/15/48	1,355,000	982,210
Tobacco Settlement Auth. Tobacco Settlement Rev.:
Series 2021 A2, 4% 6/1/49	2,645,000	2,163,132
Series 2021 B1, 4% 6/1/49	2,765,000	2,463,473
TOTAL IOWA		8,363,764
Kentucky - 3.2%
Ashland Med. Ctr. Rev.:
(Ashland Hosp. Corp. d/b/a King's Daughters Med. Ctr. Proj.) Series 2016 A, 5% 2/1/40	1,135,000	1,062,515
Series 2019:
3% 2/1/40 (Assured Guaranty Muni. Corp. Insured)	1,665,000	1,167,555
5% 2/1/28	45,000	45,642
5% 2/1/32	60,000	59,722
Boyle County Edl. Facilities Rev. Series 2017, 5% 6/1/37	1,585,000	1,591,419
Kenton County Arpt. Board Arpt. Rev.:
Series 2016:
5% 1/1/24	755,000	756,237
5% 1/1/33	1,225,000	1,235,368
Series 2019, 5% 1/1/44	2,120,000	2,085,474
Kentucky Econ. Dev. Fin. Auth.:
Series 2019 A1:
5% 8/1/33	945,000	963,214
5% 8/1/44	945,000	892,394
Series 2019 A2, 5% 8/1/49	2,360,000	2,166,546
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
Series 2015 A:
5% 6/1/25	45,000	45,179
5% 6/1/26	50,000	49,883
5% 6/1/27	50,000	49,963
5% 6/1/28	55,000	54,969
5% 6/1/29	60,000	59,927
5% 6/1/30	60,000	59,871
Series 2017 B:
5% 8/15/32	2,530,000	2,571,191
5% 8/15/33	1,250,000	1,270,397
5% 8/15/35	1,415,000	1,431,386
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 119) Series 2018:
5% 5/1/29	1,760,000	1,828,687
5% 5/1/30	1,180,000	1,225,038
5% 5/1/31	505,000	527,097
5% 5/1/32	265,000	274,937
5% 5/1/33	595,000	615,546
5% 5/1/34	680,000	702,132
5% 5/1/35	400,000	411,016
5% 5/1/36	340,000	348,491
Series A:
4% 11/1/38	600,000	517,460
5% 11/1/29	3,625,000	3,776,825
5% 11/1/30	2,030,000	2,113,634
Kentucky, Inc. Pub. Energy Bonds Series A, 4%, tender 6/1/26 (b)	29,720,000	28,906,816
Louisville & Jefferson County:
Bonds:
Series 2020 C, 5%, tender 10/1/26 (b)	1,360,000	1,377,996
Series 2020 D, 5%, tender 10/1/29 (b)	1,635,000	1,667,348
Series 2016 A:
5% 10/1/31	6,045,000	6,076,614
5% 10/1/32	7,310,000	7,349,394
5% 10/1/33	4,155,000	4,176,265
Series 2020 A:
3% 10/1/43	5,800,000	3,896,756
4% 10/1/40	1,090,000	926,504
5% 10/1/37	2,715,000	2,686,066
TOTAL KENTUCKY		87,023,474
Louisiana - 0.1%
Louisiana Hsg. Corp. Single Fami (Home Ownership Prog.) Series 2023 C, 5.75% 12/1/53	995,000	1,031,824
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 5% 7/1/47	1,605,000	1,528,319
Louisiana Pub. Facilities Auth. Rev. (Tulane Univ. of Louisiana Proj.) Series 2016 A, 5% 12/15/29	1,135,000	1,159,207
TOTAL LOUISIANA		3,719,350
Maine - 1.2%
Brunswick Series 2020:
2.375% 11/1/37	130,000	91,278
2.5% 11/1/39	335,000	229,601
Lewiston 52850C Series 2021:
1.25% 2/15/31	2,455,000	1,824,145
1.25% 2/15/32	2,595,000	1,863,473
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2016 A:
4% 7/1/41	1,120,000	863,672
4% 7/1/46	1,665,000	1,199,877
5% 7/1/41	455,000	389,676
5% 7/1/46	310,000	249,243
Series 2018 A:
5% 7/1/30	1,120,000	1,141,433
5% 7/1/31	1,040,000	1,057,858
5% 7/1/34	1,890,000	1,925,731
5% 7/1/35	2,590,000	2,633,155
5% 7/1/36	3,070,000	3,102,641
5% 7/1/37	2,830,000	2,841,782
5% 7/1/38	2,150,000	2,144,168
5% 7/1/43	4,250,000	4,136,121
Maine Tpk. Auth. Tpk. Rev. Series 2018:
5% 7/1/33	660,000	690,162
5% 7/1/34	945,000	989,404
5% 7/1/35	1,040,000	1,086,910
5% 7/1/36	1,890,000	1,959,413
Univ. Sys. Rev. Series 2022, 5.5% 3/1/62	3,800,000	3,834,702
TOTAL MAINE		34,254,445
Maryland - 1.3%
Anne Arundel County Gen. Oblig.:
Series 2012, 3% 10/1/36	2,595,000	2,141,422
Series 2021, 3% 10/1/37	1,000,000	802,063
Baltimore County Gen. Oblig. Series 2021, 3% 3/1/37	825,000	672,813
Baltimore Gen. Oblig. Series 2022 A, 5% 10/15/37	735,000	779,914
City of Westminster Series 2016, 5% 11/1/31	1,865,000	1,882,140
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	1,550,000	1,509,269
Series 2019 C, 3.5% 3/1/50	1,620,000	1,555,908
Maryland Health & Higher Edl. Series 2021 A, 3% 7/1/51	4,320,000	2,712,862
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2015, 5% 7/1/40	1,890,000	1,822,950
Series 2016 A:
4% 7/1/42	735,000	596,004
5% 7/1/35	1,940,000	1,944,464
5% 7/1/38	1,060,000	1,001,150
Maryland Stadium Auth. Built to Learn Rev.:
Series 2021, 4% 6/1/46	850,000	714,101
Series 2022 A:
4% 6/1/37	2,240,000	2,053,102
4% 6/1/38	2,455,000	2,219,808
Prince Georges County Gen. Oblig. Series 2021 A, 2% 7/1/35	7,055,000	5,119,328
Washington Metropolitan Area Transit Auth. Series 2020 A, 5% 7/15/38	7,100,000	7,330,967
TOTAL MARYLAND		34,858,265
Massachusetts - 1.6%
Massachusetts Dev. Fin. Agcy. Rev.:
(Lesley Univ. Proj.) Series 2016, 5% 7/1/39	960,000	896,813
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	9,440,000	7,495,619
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/30	1,100,000	1,098,694
5% 10/1/33	1,280,000	1,267,166
Series 2015 D, 5% 7/1/44	2,430,000	2,258,889
Series 2019, 5% 9/1/59	6,445,000	6,443,040
Series 2020 A, 4% 7/1/45	9,790,000	7,571,987
Series J2, 5% 7/1/53	2,360,000	2,238,541
Series M:
4% 10/1/50	9,975,000	7,207,180
5% 10/1/45	7,515,000	6,608,589
TOTAL MASSACHUSETTS		43,086,518
Michigan - 2.0%
Detroit Gen. Oblig. Series 2021 A, 5% 4/1/46	1,840,000	1,653,487
Grand Traverse County Hosp. Fin. Auth. Series 2021, 3% 7/1/51	1,860,000	1,120,086
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 A:
5% 7/1/43	1,415,000	1,401,693
5% 7/1/48	6,135,000	5,922,028
Jackson County Series 2019:
4% 5/1/32 (Build America Mutual Assurance Insured)	2,050,000	2,029,049
4% 5/1/33 (Build America Mutual Assurance Insured)	2,110,000	2,076,360
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/28	1,365,000	1,382,568
5% 5/15/28 (Pre-Refunded to 5/15/26 @ 100)	10,000	10,257
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/43	1,740,000	1,752,827
Series 2016, 5% 11/15/32	4,545,000	4,582,922
Series 2019 A:
3% 12/1/49	2,645,000	1,748,214
5% 11/15/48	1,555,000	1,461,831
Series 2020 A, 4% 6/1/49	2,070,000	1,682,922
Michigan Hosp. Fin. Auth. Rev. Series 2008 C:
5% 12/1/32	290,000	298,351
5% 12/1/32 (Pre-Refunded to 12/1/27 @ 100)	40,000	41,936
Michigan Hsg. Dev. Auth. Rental Hsg. Rev. Series 2019 A1, 3.35% 10/1/49	1,750,000	1,220,829
Michigan State Hsg. Dev. Auth. Series 2021 A, 2.45% 10/1/46	3,400,000	1,992,656
Portage Pub. Schools Series 2016:
5% 11/1/33	945,000	960,874
5% 11/1/36	1,180,000	1,194,803
5% 11/1/37	945,000	956,410
Warren Consolidated School District Series 2016:
5% 5/1/28	3,870,000	3,963,556
5% 5/1/29	3,995,000	4,086,807
Wayne County Arpt. Auth. Rev.:
Series 2015 D:
5% 12/1/30	1,225,000	1,224,167
5% 12/1/31	2,170,000	2,168,772
Series 2015 G:
5% 12/1/31	1,415,000	1,414,199
5% 12/1/32	1,415,000	1,404,680
5% 12/1/33	1,890,000	1,874,513
Series 2015, 5% 12/1/29	1,510,000	1,509,491
Series 2017 A:
5% 12/1/28	565,000	584,102
5% 12/1/29	520,000	535,125
5% 12/1/30	660,000	676,582
5% 12/1/33	330,000	334,916
5% 12/1/37	470,000	467,770
5% 12/1/37	255,000	253,536
Series 2017 C, 5% 12/1/28	1,040,000	1,078,328
TOTAL MICHIGAN		55,066,647
Minnesota - 1.7%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A:
5% 2/15/48	6,685,000	6,079,333
5% 2/15/58	11,185,000	10,010,109
Maple Grove Health Care Sys. Rev.:
Series 2015, 5% 9/1/27	1,215,000	1,222,425
Series 2017, 5% 5/1/24	1,135,000	1,137,618
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2017 A, 5% 11/15/25	1,290,000	1,313,414
Minnesota Higher Ed. Facilities Auth. Rev. Series 2018 A:
5% 10/1/29	945,000	964,203
5% 10/1/32	675,000	686,441
5% 10/1/33	825,000	837,894
5% 10/1/45	975,000	882,731
Minnesota Hsg. Fin. Agcy.:
Series 2023 F, 5.75% 7/1/53	665,000	684,315
Series B, 4% 8/1/41	1,270,000	1,110,262
Series D:
4% 8/1/38	2,265,000	2,050,633
4% 8/1/40	2,455,000	2,201,959
4% 8/1/41	1,610,000	1,407,497
4% 8/1/43	1,820,000	1,538,366
Mounds View Independent School District #621 (Minnesota School District Cr. Enhancement Prog.) Series 2018 A:
3.45% 2/1/37	1,235,000	1,069,682
3.55% 2/1/38	1,290,000	1,105,139
Saint Cloud Health Care Rev. Series 2019:
4% 5/1/49	3,265,000	2,663,445
5% 5/1/48	4,085,000	3,965,269
Sauk Rapids Minn Independent School District # 47 Series 2020 A, 2% 2/1/33	2,545,000	1,990,046
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (b)(d)	3,150,000	3,064,816
West Saint Paul Independent School District #197 (Minnesota School District Cr. Enhancement Prog.) Series 2018 A:
3.6% 2/1/37	900,000	796,036
3.65% 2/1/38	945,000	815,073
TOTAL MINNESOTA		47,596,706
Mississippi - 0.1%
Mississippi Home Corp. Series 2021 B:
3% 6/1/51	2,730,000	2,564,132
5% 6/1/28	705,000	728,171
TOTAL MISSISSIPPI		3,292,303
Missouri - 1.2%
Cape Girardeau County Indl. Dev. Auth. Series 2017 A:
5% 3/1/27	30,000	29,899
5% 3/1/29	1,390,000	1,382,995
Kansas City San. Swr. Sys. Rev. Series 2018 B:
5% 1/1/26	225,000	230,730
5% 1/1/28	470,000	494,708
5% 1/1/33	450,000	471,357
Kansas City Wtr. Rev. Series 2020 A, 4% 12/1/39	1,190,000	1,059,038
Missouri Health & Edl. Facilities Rev.:
Series 2015 B:
3.125% 2/1/27	380,000	362,825
3.25% 2/1/28	380,000	360,752
5% 2/1/34	2,940,000	2,951,750
5% 2/1/36	1,135,000	1,138,389
Series 2019 A:
4% 10/1/48	2,030,000	1,674,635
5% 10/1/46	3,990,000	4,012,652
Series 2023 A, 5% 5/1/33	9,100,000	9,794,382
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	410,000	399,012
Saint Louis Arpt. Rev. Series 2019 A:
5% 7/1/44	1,320,000	1,296,552
5% 7/1/49	1,085,000	1,048,490
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. Series 2018 A, 5.125% 9/1/48	2,510,000	2,016,626
The Indl. Dev. Auth. of Hannibal (Hannibal Reg'l. Healthcare Sys. Proj.) Series 2017:
5% 10/1/42	3,235,000	2,990,154
5% 10/1/47	2,005,000	1,784,948
TOTAL MISSOURI		33,499,894
Montana - 0.1%
Montana Board Hsg. Single Family Series 2019 B, 4% 6/1/50	245,000	236,917
Montana Facility Fin. Auth. Series 2021 A, 3% 6/1/50	2,665,000	1,665,481
TOTAL MONTANA		1,902,398
Nebraska - 1.5%
Central Plains Energy Proj. Rev. Bonds:
(Proj. No. 4) Series 2023 A1, 5%, tender 11/1/29 (b)	9,795,000	9,744,210
Series 2019, 4%, tender 8/1/25 (b)	13,495,000	13,275,589
Douglas County Neb Edl. Facilities Rev. (Creighton Univ. Projs.):
Series 2017, 4% 7/1/33	730,000	713,334
Series 2021 A, 3% 7/1/51	1,190,000	729,975
Lincoln Elec. Sys. Rev. Series 2018:
5% 9/1/31	1,890,000	1,952,163
5% 9/1/32	3,525,000	3,639,681
5% 9/1/33	2,115,000	2,179,300
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2020 A, 3.5% 9/1/50	1,030,000	982,718
Nebraska Pub. Pwr. District Rev.:
Series 2016 A:
5% 1/1/32	1,575,000	1,597,476
5% 1/1/34	945,000	956,536
Series 2016 B, 5% 1/1/32	4,720,000	4,787,355
TOTAL NEBRASKA		40,558,337
Nevada - 0.5%
Carson City Hosp. Rev. (Carson Tahoe Hosp. Proj.) Series 2017:
5% 9/1/37	2,555,000	2,423,332
5% 9/1/42	6,295,000	5,864,160
Clark County School District Series 2020 B, 3% 6/15/39	2,630,000	1,946,011
Nevada Hsg. Division Single Family Mtg. Rev. Series 2019 B, 4% 10/1/49	615,000	599,040
Tahoe-Douglas Visitors Auth. Series 2020, 5% 7/1/51	2,830,000	2,410,244
TOTAL NEVADA		13,242,787
New Hampshire - 1.4%
Nat'l. Fin. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2021 B, 3% 8/15/51 (Assured Guaranty Muni. Corp. Insured)	2,300,000	1,465,672
Nat'l. Finnance Auth.:
Series 2020 1, 4.125% 1/20/34	4,639,643	4,270,087
Series 2023 2A, 3.875% 1/20/38	6,741,729	5,684,069
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.):
Series 2018 A:
5% 8/1/31	1,225,000	1,246,532
5% 8/1/32	235,000	238,896
5% 8/1/34	2,830,000	2,873,075
5% 8/1/36	1,890,000	1,902,322
5% 8/1/37	2,265,000	2,266,473
Series 2018, 5% 8/1/35	2,595,000	2,626,820
(Partners Healthcare Sys., Inc. Proj.) Series 2017, 5% 7/1/41	1,985,000	1,997,519
Series 2017:
5% 7/1/36	1,135,000	1,072,680
5% 7/1/44	1,790,000	1,471,100
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2012, 4% 7/1/32	850,000	769,224
Series 2016:
4% 10/1/38	1,100,000	929,441
5% 10/1/28	2,830,000	2,843,068
5% 10/1/32	4,870,000	4,739,872
5% 10/1/38	3,555,000	3,371,218
TOTAL NEW HAMPSHIRE		39,768,068
New Jersey - 5.6%
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (d)	855,000	566,475
Series A, 5% 11/1/36	4,895,000	4,997,994
Series QQQ:
4% 6/15/34	755,000	720,972
4% 6/15/36	1,040,000	971,959
4% 6/15/39	945,000	849,328
4% 6/15/41	945,000	825,746
4% 6/15/46	1,415,000	1,184,826
4% 6/15/50	1,890,000	1,552,449
5% 6/15/31	1,040,000	1,093,505
5% 6/15/33	190,000	198,424
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (d)	750,000	487,529
(Provident Montclair Proj.) Series 2017:
5% 6/1/27 (Assured Guaranty Muni. Corp. Insured)	40,000	40,983
5% 6/1/28 (Assured Guaranty Muni. Corp. Insured)	55,000	56,258
5% 6/1/29 (Assured Guaranty Muni. Corp. Insured)	40,000	40,780
Series LLL, 4% 6/15/49	2,655,000	2,191,198
Series MMM, 4% 6/15/36	755,000	705,605
New Jersey Edl. Facility Series 2016 A, 5% 7/1/29	2,480,000	2,494,568
New Jersey Gen. Oblig.:
Series 2020 A, 5% 6/1/29	3,000,000	3,171,015
Series 2021:
2% 6/1/34	4,435,000	3,256,787
2% 6/1/36	1,140,000	782,113
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2016 A:
5% 7/1/25 (Escrowed to Maturity)	995,000	1,012,069
5% 7/1/26 (Escrowed to Maturity)	145,000	148,956
5% 7/1/28 (Pre-Refunded to 7/1/26 @ 100)	35,000	35,999
5% 7/1/30	945,000	966,237
Series 2016:
4% 7/1/48	1,700,000	1,312,184
5% 7/1/41	2,070,000	1,921,346
New Jersey Tobacco Settlement Fing. Corp. Series 2018 B, 5% 6/1/46	2,140,000	1,984,245
New Jersey Tpk. Auth. Tpk. Rev. Series 2022 B:
4.25% 1/1/43	6,000,000	5,600,531
5% 1/1/46	8,000,000	8,056,949
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	15,160,000	15,296,846
Series 2006 C:
0% 12/15/29 (Assured Guaranty Muni. Corp. Insured)	1,275,000	977,121
0% 12/15/31 (FGIC Insured)	5,300,000	3,655,441
0% 12/15/36 (AMBAC Insured)	10,000,000	5,186,090
Series 2008 A, 0% 12/15/38 (Build America Mutual Assurance Insured)	3,575,000	1,674,964
Series 2010 A, 0% 12/15/27	6,980,000	5,846,446
Series 2014 BB2, 5% 6/15/34	5,370,000	5,597,911
Series 2016 A:
5% 6/15/27	890,000	906,337
5% 6/15/29	3,350,000	3,408,363
Series 2018 A:
5% 12/15/32	3,025,000	3,115,797
5% 12/15/34	945,000	968,727
Series 2019 BB, 4% 6/15/50	1,770,000	1,469,369
Series 2021 A:
4% 6/15/38	510,000	465,148
5% 6/15/32	3,360,000	3,517,911
5% 6/15/33	945,000	989,397
Series 2022 A:
4% 6/15/41	4,625,000	4,070,860
4% 6/15/42	3,105,000	2,712,077
Series 2022 AA:
5% 6/15/29	7,555,000	7,909,150
5% 6/15/35	590,000	614,638
5% 6/15/36	6,915,000	7,163,204
5% 6/15/37	3,195,000	3,287,117
Series A:
4% 12/15/39	945,000	844,705
4.25% 12/15/38	2,345,000	2,195,844
Series AA:
4% 6/15/38	2,660,000	2,426,064
4% 6/15/45	6,365,000	5,418,623
4% 6/15/50	895,000	742,986
5% 6/15/37	2,830,000	2,899,565
5% 6/15/50	3,160,000	3,076,219
Port Auth. of New York & New Jersey Series 2023 243, 5% 12/1/38	5,500,000	5,730,681
South Jersey Trans. Auth. Trans. Sys. Rev. Series 2022 A:
4.5% 11/1/42	1,500,000	1,347,029
4.625% 11/1/47	2,500,000	2,226,830
TOTAL NEW JERSEY		152,968,490
New Mexico - 0.1%
New Mexico Mtg. Fin. Auth. Series 2019 D, 3.75% 1/1/50	960,000	926,586
Santa Fe Retirement Fac. Series 2019 A:
5% 5/15/34	215,000	192,332
5% 5/15/39	160,000	132,227
5% 5/15/44	170,000	133,247
5% 5/15/49	335,000	250,380
TOTAL NEW MEXICO		1,634,772
New York - 7.2%
Dorm. Auth. New York Univ. Rev.:
(Memorial Sloan-Kettring Cancer Ctr.) Series 2017 1, 5% 7/1/42	1,470,000	1,476,527
Series 2016 A:
5% 7/1/25	65,000	65,718
5% 7/1/32	2,360,000	2,379,574
Hempstead Local Dev. Corp. Rev. (Hofstra Univ. Proj.) Series 2021 A, 3% 7/1/51	2,285,000	1,401,675
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A, 5% 2/15/33	3,395,000	3,479,123
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2017:
5% 9/1/33	470,000	480,498
5% 9/1/35	1,890,000	1,912,274
5% 9/1/36	1,070,000	1,077,109
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	16,100,000	14,968,777
New York City Edl. Construction Fund Series 2021 B, 5% 4/1/46	4,505,000	4,507,185
New York City Gen. Oblig.:
Series 2021 A1, 5% 8/1/31	6,010,000	6,407,377
Series 2022 B1, 5% 8/1/32	1,000,000	1,080,857
Series 2024 A:
5% 8/1/40	2,470,000	2,536,362
5% 8/1/41	2,365,000	2,418,490
New York City Hsg. Dev. Corp. Multifamily Hsg.:
Series 2019 J, 3.05% 11/1/49	1,240,000	812,284
Series 2021 F1, 2.4% 11/1/46	1,725,000	1,017,417
New York City Transitional Fin. Auth. Rev.:
Series 2019 B1, 5% 8/1/34	1,890,000	1,961,389
Series 2024 A1, 5% 5/1/42	5,130,000	5,241,889
New York Convention Ctr. Dev. Corp. Rev. Series 2015:
5% 11/15/28	6,805,000	6,819,214
5% 11/15/29	4,720,000	4,727,543
New York Dorm. Auth. Rev. Series 2022 A:
5% 7/1/33	660,000	691,766
5% 7/1/34	1,370,000	1,431,204
5% 7/15/37	570,000	549,160
5% 7/1/38	1,785,000	1,771,637
5% 7/1/42	1,180,000	1,135,463
5% 7/15/42	1,605,000	1,471,045
5% 7/15/50	4,150,000	3,623,310
New York Dorm. Auth. Sales Tax Rev.:
Series 2018 C, 5% 3/15/38	7,820,000	7,939,661
Series 2023 A1, 5% 3/15/41	16,795,000	17,099,633
New York Metropolitan Trans. Auth. Rev.:
Series 2016 C1, 5% 11/15/56	1,890,000	1,765,784
Series 2017 C-2:
0% 11/15/29	2,150,000	1,622,777
0% 11/15/33	5,285,000	3,237,691
Series 2017 D, 5% 11/15/30	4,720,000	4,804,052
Series 2020 D:
4% 11/15/46	31,520,000	25,963,623
4% 11/15/47	2,205,000	1,801,502
New York State Dorm. Auth.:
Series 2019 D, 3% 2/15/49	5,070,000	3,394,455
Series 2021 E, 3% 3/15/50	5,030,000	3,332,046
New York State Hsg. Fin. Agcy. Rev. Bonds Series 2023 C2, 3.8%, tender 5/1/29 (b)	13,520,000	13,007,988
New York State Urban Dev. Corp. Series 2020 E:
4% 3/15/44	22,920,000	19,848,867
4% 3/15/45	8,600,000	7,392,505
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	3,495,000	3,583,202
Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	2,955,000	3,043,525
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A:
4% 12/1/32 (Assured Guaranty Muni. Corp. Insured)	945,000	891,132
5% 12/1/25 (Assured Guaranty Muni. Corp. Insured)	595,000	594,303
5% 12/1/30 (Assured Guaranty Muni. Corp. Insured)	1,415,000	1,473,538
Suffolk County Econ. Dev. Corp. Rev. Series 2021:
5.125% 11/1/41 (d)	600,000	460,985
5.375% 11/1/54 (d)	1,020,000	744,400
TOTAL NEW YORK		197,446,536
North Carolina - 1.5%
Charlotte Ctfs. of Prtn. (Convention Facility Projs.) Series 2019 A, 5% 6/1/46	2,245,000	2,270,895
Charlotte Int'l. Arpt. Rev.:
Series 2017 A:
5% 7/1/35	1,890,000	1,937,899
5% 7/1/42	2,715,000	2,726,311
Series 2017 C:
4% 7/1/36	1,415,000	1,352,262
4% 7/1/37	1,415,000	1,328,952
New Hanover County Hosp. Rev. Series 2017, 5% 10/1/27 (Escrowed to Maturity)	210,000	219,712
North Carolina Grant Anticipation Rev. Series 2021, 2% 3/1/36	3,505,000	2,493,468
North Carolina Med. Care Commission Health Care Facilities Rev.:
Series 2019 A:
5% 12/1/29	1,310,000	1,351,562
5% 12/1/30	1,360,000	1,403,508
5% 12/1/32	1,035,000	1,068,509
5% 12/1/33	755,000	777,984
Series 2020 A, 3% 7/1/45	1,730,000	1,171,615
Series 2021 A:
4% 3/1/36	850,000	673,429
4% 3/1/51	1,790,000	1,119,878
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2015 C, 5% 1/1/29	7,555,000	7,663,781
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2019:
4% 1/1/55	3,045,000	2,378,217
5% 1/1/43	4,250,000	4,126,240
5% 1/1/44	5,295,000	5,131,158
5% 1/1/49	1,890,000	1,804,135
TOTAL NORTH CAROLINA		40,999,515
North Dakota - 0.1%
Univ. of North Dakota Series 2021 A, 3% 6/1/61 (Assured Guaranty Muni. Corp. Insured)	3,620,000	2,108,424
Ohio - 2.6%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	3,965,000	3,641,873
American Muni. Pwr., Inc. (Solar Electricity Prepayment Proj.) Series 2019 A:
5% 2/15/38	1,415,000	1,424,729
5% 2/15/39	945,000	944,065
5% 2/15/44	2,975,000	2,859,886
American Muni. Pwr., Inc. Rev. (Greenup Hydroelectric Proj.):
Series 2016 A, 5% 2/15/41	3,775,000	3,688,405
Series 2016, 5% 2/15/46	1,210,000	1,161,798
Buckeye Tobacco Settlement Fing. Auth.:
Series 2020 A2:
3% 6/1/48	2,570,000	1,691,407
4% 6/1/48	850,000	679,324
5% 6/1/27	2,125,000	2,174,947
5% 6/1/29	3,870,000	4,012,946
5% 6/1/34	1,140,000	1,177,220
Series 2020 B2, 5% 6/1/55	7,005,000	5,730,318
Cleveland Arpt. Sys. Rev. Series 2016 A:
5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	470,000	474,569
5% 1/1/31 (Assured Guaranty Muni. Corp. Insured)	945,000	951,186
Cleveland Income Tax Rev. Series 2018 A:
5% 10/1/35	1,890,000	1,954,495
5% 10/1/37	1,180,000	1,205,785
5% 10/1/38	1,415,000	1,440,664
Columbus City School District Series 2016 A:
5% 12/1/32	795,000	812,668
5% 12/1/32 (Pre-Refunded to 6/1/26 @ 100)	150,000	153,948
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/25	65,000	64,289
5% 6/15/26	70,000	68,631
5% 6/15/27	75,000	72,851
5% 6/15/28	80,000	76,897
5.25% 6/15/43	4,720,000	3,827,410
Lake County Hosp. Facilities Rev. Series 2015, 5% 8/15/27 (Pre-Refunded to 8/15/25 @ 100)	60,000	60,742
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (b)	10,450,000	10,439,272
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/27	160,000	155,873
Ohio Higher Edl. Facility Commission Rev. Series 2019, 4% 10/1/44	1,675,000	1,336,249
Ohio Hosp. Facilities Rev. Series 2017 A, 5% 1/1/31	130,000	135,628
Ohio Hosp. Rev. Series 2020 A, 4% 1/15/50	780,000	611,077
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	320,000	314,975
(Mtg.-Backed Securities Prog.) Series 2023 B, 6% 3/1/55	1,620,000	1,703,617
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Proj.) Series 2005 A, 0% 2/15/42	5,475,000	2,069,236
Scioto County Hosp. Facilities Rev.:
Series 2016, 5% 2/15/29	1,195,000	1,199,992
Series 2019, 5% 2/15/29	2,230,000	2,255,519
Univ. of Akron Gen. Receipts Series 2019 A:
4% 1/1/28	3,495,000	3,481,980
5% 1/1/30	1,700,000	1,785,700
Washington County Hosp. Rev. Series 2022:
6% 12/1/28	1,075,000	1,035,332
6% 12/1/29	1,140,000	1,091,858
6% 12/1/30	1,205,000	1,146,526
6% 12/1/31	1,280,000	1,209,834
TOTAL OHIO		70,323,721
Oklahoma - 0.1%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015, 5% 10/1/32	1,040,000	1,058,478
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma City Univ. Proj.) Series 2019, 5% 8/1/44	1,590,000	1,372,133
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. (Homeownership Ln. Prog.) Series 2023 C, 6% 3/1/54	300,000	315,534
TOTAL OKLAHOMA		2,746,145
Oregon - 0.9%
Clackamas County Series 2020, 1.625% 6/1/36	1,050,000	680,651
Lake Oswego Ore Series 2019 A, 2.8% 6/1/39	2,075,000	1,490,939
Oregon Gen. Oblig. (Article XI-M, XI-N and XI-P State Grant Programs) Series 2023 D, 5% 6/1/42	1,410,000	1,461,830
Oregon Health and Science Univ. Spl. Rev. Series 2021 A, 3% 7/1/51	5,290,000	3,416,163
Oregon State Hsg. & Cmnty. Svcs. Dept. Series 2019 A, 4% 7/1/50	3,905,000	3,819,378
Polk Marion & Benton School District # 13J Series B, 0% 12/15/38	1,995,000	925,104
Salem Hosp. Facility Auth. Rev. (Salem Health Projs.) Series 2019 A, 3% 5/15/49	3,960,000	2,557,972
Washington, Multnomah & Yamhill County School District #1J Series 2017:
5% 6/15/33	1,020,000	1,057,927
5% 6/15/35	2,960,000	3,054,918
5% 6/15/36	2,830,000	2,907,312
5% 6/15/38	2,830,000	2,885,396
TOTAL OREGON		24,257,590
Pennsylvania - 6.4%
Allegheny County Arpt. Auth. Rev. Series 2021 B:
5% 1/1/51	5,350,000	5,143,724
5% 1/1/56	11,795,000	11,283,188
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A, 4% 7/15/36	2,360,000	2,173,026
Allegheny County Indl. Dev. Auth. Rev. Series 2021:
3.5% 12/1/31	1,265,000	976,682
4% 12/1/41	2,135,000	1,355,526
4.25% 12/1/50	2,375,000	1,386,014
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021:
5% 7/1/37	1,390,000	1,163,586
5% 7/1/39	2,765,000	2,273,962
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/26	945,000	970,970
5% 7/15/38	945,000	951,238
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A, 5% 6/1/29	1,255,000	1,267,535
Delaware County Auth. Rev. Series 2017, 5% 7/1/26	1,115,000	1,110,820
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A:
5% 7/1/46	640,000	517,198
5% 7/1/46 (Pre-Refunded to 7/1/26 @ 100)	145,000	148,956
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2021, 5% 11/1/51	3,110,000	2,932,288
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A:
4% 7/1/37	1,890,000	1,658,209
4% 7/1/38	2,060,000	1,774,324
4% 7/1/39	2,360,000	2,001,410
5% 7/1/44	2,360,000	2,246,678
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	1,605,000	1,636,457
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2016 A:
5% 10/1/28	40,000	38,544
5% 10/1/29	40,000	38,270
5% 10/1/30	4,105,000	3,901,492
5% 10/1/32	130,000	122,252
5% 10/1/36	4,395,000	3,920,197
5% 10/1/40	2,405,000	2,024,228
Series 2019, 4% 9/1/44	4,875,000	4,084,507
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2018 A, 4% 8/15/48	6,835,000	5,162,077
Pennsylvania Ctfs. Prtn. Series 2018 A:
5% 7/1/35	710,000	738,617
5% 7/1/37	755,000	769,461
5% 7/1/38	710,000	721,726
5% 7/1/43	1,890,000	1,891,358
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. (Presbyterian Sr. Living Proj.):
Series 2023 B1, 5.25% 7/1/49	925,000	838,015
Series 2023 B2, 5% 7/1/38	1,040,000	984,038
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.) Series 2016, 5% 5/1/35	1,495,000	1,510,727
Series 2016:
5% 5/1/29	945,000	960,228
5% 5/1/31	945,000	956,841
Pennsylvania Hsg. Fin. Agcy. Series 2023 142A:
4.5% 10/1/38	2,075,000	1,979,173
5% 10/1/43	1,495,000	1,481,965
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of The City of Harrisburg Proj.) Series 2016 A:
5% 12/1/29	4,595,000	4,715,994
5% 12/1/29 (Pre-Refunded to 12/1/26 @ 100)	720,000	745,376
Pennsylvania State Univ. Series 2020 A, 4% 9/1/50	2,050,000	1,692,041
Pennsylvania Tpk. Commission Tpk. Rev. Series 2021 A, 4% 12/1/50	16,995,000	13,779,891
Philadelphia Arpt. Rev. Series 2017 A:
5% 7/1/28	470,000	485,845
5% 7/1/29	470,000	484,447
5% 7/1/30	520,000	531,859
5% 7/1/31	565,000	575,839
5% 7/1/32	520,000	528,149
5% 7/1/33	565,000	572,752
5% 7/1/42	2,255,000	2,224,573
Philadelphia Auth. for Indl. Dev. Series 2017, 5% 11/1/47	10,470,000	9,599,408
Philadelphia Gas Works Rev.:
Series 16 A, 4% 8/1/45 (Assured Guaranty Muni. Corp. Insured)	2,185,000	1,838,584
Series 2015:
5% 8/1/26	945,000	953,816
5% 8/1/27	945,000	954,925
5% 8/1/28	1,890,000	1,908,266
Philadelphia Gen. Oblig. Series 2019 B:
5% 2/1/33	1,510,000	1,575,124
5% 2/1/36	1,400,000	1,448,782
5% 2/1/37	1,810,000	1,858,881
Philadelphia School District:
Series 2016 F, 5% 9/1/29	3,280,000	3,347,613
Series 2018 A:
5% 9/1/34	1,370,000	1,403,844
5% 9/1/35	945,000	965,030
Series 2018 B, 5% 9/1/43	1,315,000	1,306,916
Series 2019 A:
4% 9/1/35	2,175,000	2,014,389
4% 9/1/36	1,890,000	1,710,246
5% 9/1/31	1,100,000	1,130,043
5% 9/1/33	6,485,000	6,762,767
5% 9/1/33 (Assured Guaranty Muni. Corp. Insured)	1,945,000	2,032,405
Philadelphia Wtr. & Wastewtr. Rev. Series 2023 B:
5% 9/1/39 (Assured Guaranty Muni. Corp. Insured)	4,275,000	4,390,205
5% 9/1/40 (Assured Guaranty Muni. Corp. Insured)	4,750,000	4,841,233
5.5% 9/1/53 (Assured Guaranty Muni. Corp. Insured)	2,720,000	2,790,514
Pittsburgh & Allegheny County Parking Sys. Series 2017:
5% 12/15/35	1,060,000	1,073,495
5% 12/15/37	470,000	471,313
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2019 B, 5% 9/1/32 (Assured Guaranty Muni. Corp. Insured)	1,890,000	2,025,056
Pocono Mountains Indl. Park Auth. (St. Luke's Hosp. - Monroe Proj.) Series 2015 A, 5% 8/15/40	1,695,000	1,611,379
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A:
4% 6/1/44	1,405,000	1,181,119
4% 6/1/49	3,345,000	2,714,950
5% 6/1/44	2,450,000	2,379,851
5% 6/1/49	3,915,000	3,745,351
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2015 A, 5% 6/1/26	695,000	702,350
Union County Hosp. Auth. Rev. Series 2018 B:
5% 8/1/33	945,000	942,193
5% 8/1/38	3,025,000	2,867,499
5% 8/1/48	2,690,000	2,493,420
TOTAL PENNSYLVANIA		176,473,240
Puerto Rico - 1.3%
Puerto Rico Commonwealth Aqueduct & Swr. Auth.:
Series 2021 B:
4% 7/1/42 (d)	2,165,000	1,728,303
5% 7/1/33 (d)	1,030,000	1,006,791
5% 7/1/37 (d)	4,335,000	4,076,391
Series 2022 A, 4% 7/1/42 (d)	2,165,000	1,728,324
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	10,912,493	6,233,042
4% 7/1/33	8,345,792	7,256,992
4% 7/1/35	3,005,000	2,519,221
5.625% 7/1/27	1,085,763	1,104,329
5.625% 7/1/29	1,260,915	1,288,366
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2019 A2, 4.329% 7/1/40	10,165,000	8,780,786
TOTAL PUERTO RICO		35,722,545
Rhode Island - 0.5%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	4,605,000	4,245,288
5% 9/1/36	185,000	160,409
Series 2016, 5% 5/15/39	3,100,000	2,881,999
Rhode Island Hsg. & Mtg. Fin. Corp.:
Series 2019 70, 4% 10/1/49	690,000	673,090
Series 2021 74, 3% 4/1/49	4,920,000	4,665,698
Rhode Island Hsg. & Mtg. Fin. Corp. Rev. Series 72 A, 3.5% 10/1/50	1,000,000	959,069
TOTAL RHODE ISLAND		13,585,553
South Carolina - 1.9%
Charleston County Arpt. District Series 2019:
5% 7/1/43	1,510,000	1,489,059
5% 7/1/48	11,330,000	11,077,918
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev.:
Series 2019 A, 4% 1/1/50	1,155,000	1,118,500
Series 2022 A:
5% 1/1/29	285,000	294,891
5% 7/1/29	470,000	487,396
5% 1/1/30	470,000	487,207
5% 7/1/30	520,000	537,258
5% 1/1/31	520,000	536,658
5% 7/1/31	535,000	553,012
Series 2023 B, 6% 1/1/54	1,000,000	1,049,702
South Carolina Jobs-Econ. Dev. Auth. Series 2019 C, 5% 7/1/32	4,080,000	4,127,338
South Carolina Pub. Svc. Auth. Rev.:
Series 2016 B:
5% 12/1/35	3,425,000	3,429,148
5% 12/1/36	5,140,000	5,075,557
Series 2016 C:
5% 12/1/24	485,000	488,820
5% 12/1/25	565,000	569,772
5% 12/1/26	945,000	963,147
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	9,360,000	7,728,625
4% 4/15/48	6,530,000	5,091,443
5% 4/15/48	8,855,000	8,104,540
TOTAL SOUTH CAROLINA		53,209,991
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev.:
Series 2017:
5% 7/1/30	805,000	834,586
5% 7/1/35	685,000	698,477
Series 2020 A, 3% 9/1/45	2,245,000	1,534,441
TOTAL SOUTH DAKOTA		3,067,504
Tennessee - 0.7%
Chattanooga Health Ed. & Hsg. Facility Board Rev.:
Series 2019 A1, 4% 8/1/44	1,700,000	1,368,487
Series 2019 A2:
5% 8/1/37	810,000	799,577
5% 8/1/44	1,125,000	1,062,374
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. (Lipscomb Univ. Proj.) Series 2019 A:
4% 10/1/49	2,445,000	1,834,802
5.25% 10/1/58	7,340,000	6,645,721
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Methodist Le Bonheur Health Proj.) Series 2017 A:
5% 5/1/27	1,160,000	1,190,753
5% 5/1/29	1,170,000	1,192,635
5% 5/1/30	2,260,000	2,302,205
5% 5/1/31	1,190,000	1,211,789
Tennessee Hsg. Dev. Agcy. Series 2015 A, 3.5% 7/1/45	790,000	774,269
Tennessee Hsg. Dev. Agcy. Residential:
Series 2019 3:
2.6% 7/1/39	270,000	196,169
2.8% 7/1/44	325,000	220,226
Series 2019 4, 2.9% 7/1/39	195,000	148,258
TOTAL TENNESSEE		18,947,265
Texas - 6.6%
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Series 2023, 5% 7/1/38	4,245,000	4,432,089
Bryan Tex For Previous Issuess Series 2020, 2.125% 8/15/34	740,000	554,075
Central Reg'l. Mobility Auth.:
Series 2020 A, 5% 1/1/49	3,720,000	3,580,910
Series 2020 B, 5% 1/1/45	1,650,000	1,614,947
Collin County Series 2022, 4% 2/15/39	1,275,000	1,153,060
Coppell Tex Series 2020, 1.375% 2/1/35	1,470,000	970,361
Dallas Area Rapid Transit Sales Tax Rev. Series 2020 A, 5% 12/1/45	1,355,000	1,366,375
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2020 B:
4% 11/1/34	3,220,000	3,112,510
4% 11/1/35	2,860,000	2,748,204
Series 2021 B, 5% 11/1/43	2,325,000	2,315,661
Series 2023 B, 5% 11/1/38	2,750,000	2,828,927
Garland Elec. Util. Sys. Rev. Series 2021 A:
4% 3/1/46	1,700,000	1,388,759
4% 3/1/51	2,125,000	1,678,901
Grand Parkway Trans. Corp.:
Series 2018 A:
5% 10/1/36	4,720,000	4,859,638
5% 10/1/37	9,440,000	9,661,472
5% 10/1/43	5,195,000	5,174,986
Series 2020 C, 4% 10/1/49	2,740,000	2,210,424
Greenville Gen. Oblig. Series 2021, 2% 2/15/33	1,055,000	816,575
Harris County Toll Road Rev. (Harris County Toll Road Auth. Proj.) Series 2018 A, 5% 8/15/33	1,890,000	1,969,543
Houston Arpt. Sys. Rev. Series 2018 D:
5% 7/1/29	1,795,000	1,875,521
5% 7/1/30	2,360,000	2,447,324
5% 7/1/31	2,125,000	2,203,015
5% 7/1/32	1,890,000	1,959,072
5% 7/1/39	6,685,000	6,746,104
Houston Util. Sys. Rev. Series 2016 B, 5% 11/15/33	1,320,000	1,345,525
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/33	995,000	997,404
5% 10/15/34	1,575,000	1,578,258
5% 10/15/35	1,145,000	1,144,935
5% 10/15/44	790,000	736,341
Lower Colorado River Auth. Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2018:
5% 5/15/33	4,260,000	4,387,558
5% 5/15/35	2,005,000	2,051,967
Mansfield Tex Series 2020:
2.125% 2/15/34	1,355,000	1,045,488
2.375% 2/15/36	850,000	641,445
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/28	1,415,000	1,463,189
5% 8/15/47	1,140,000	1,096,786
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/29	1,985,000	2,012,334
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/34	945,000	962,921
5% 1/1/35	1,225,000	1,245,615
5% 1/1/36	1,135,000	1,149,836
5% 1/1/37	4,440,000	4,479,234
(Sub Lien Proj.) Series 2017 B:
5% 1/1/30	250,000	253,137
5% 1/1/31	350,000	354,137
5% 1/1/33	1,415,000	1,442,457
Series 2014, 5% 1/1/24	170,000	170,262
Series 2015 A, 5% 1/1/32	1,465,000	1,469,474
Series 2018, 0% 1/1/29 (Assured Guaranty Corp. Insured)	14,265,000	11,426,438
Series 2021 B:
3% 1/1/46	4,000,000	2,730,704
3% 1/1/51	10,685,000	6,882,807
Northwest Independent School District Series 2023:
5% 2/15/40	4,000,000	4,141,292
5% 2/15/41	5,500,000	5,673,062
Plano Gen. Oblig. Series 2018, 3.37% 9/1/37	900,000	729,982
Prosper Independent School District Series 2021 A, 3% 2/15/37	1,585,000	1,277,102
San Antonio Elec. & Gas Sys. Rev. Series 2017:
5% 2/1/32	1,180,000	1,216,330
5% 2/1/34	1,415,000	1,456,527
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ., TX. Proj.) Series 2017:
5% 10/1/32	710,000	730,070
5% 10/1/41	1,415,000	1,415,301
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 A, 5% 2/15/41	7,620,000	7,533,313
Series 2018 B, 5% 7/1/43	1,320,000	1,283,050
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	3,452,995	2,831,503
Texas Dept. of Hsg. & Cmnty. Affairs Residential Mtg. Rev. Series 2023 B, 6% 1/1/54	4,150,000	4,345,924
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev.:
Series 2019 A, 4% 3/1/50	2,465,000	2,384,550
Series A, 3.5% 3/1/51	2,310,000	2,192,633
Texas Private Activity Bond Surface Trans. Corp. (LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A:
4% 12/31/36	1,920,000	1,753,009
4% 6/30/37	2,830,000	2,569,385
4% 12/31/37	3,775,000	3,411,492
4% 12/31/38	2,125,000	1,901,294
Texas State Univ. Sys. Fing. Rev.:
Series 2017 A, 5% 3/15/31	1,890,000	1,941,928
Series 2019 A:
4% 3/15/34	2,125,000	2,027,444
4% 3/15/35	1,890,000	1,771,322
Texas Wtr. Dev. Board Rev. Series 2021, 2.5% 10/15/39	2,000,000	1,382,092
Univ. of Houston Univ. Revs. Series 2017 A, 5% 2/15/33	3,305,000	3,348,018
Univ. of Texas Permanent Univ. Fund Rev.:
Series 2016 B, 5% 7/1/29	885,000	908,090
Series 2023 A, 5% 7/1/40	1,880,000	1,959,924
Waco Gen. Oblig. Series 2020:
2.125% 2/1/35	1,230,000	926,089
2.25% 2/1/36	1,610,000	1,195,055
TOTAL TEXAS		181,042,486
Utah - 1.1%
Salt Lake City Arpt. Rev.:
Series 2017 B:
5% 7/1/34	1,550,000	1,566,907
5% 7/1/35	1,415,000	1,422,232
5% 7/1/36	1,415,000	1,416,237
5% 7/1/37	945,000	939,937
Series 2021 B:
5% 7/1/46	5,225,000	5,147,053
5% 7/1/51	21,060,000	20,420,220
Weber School District Utah (Utah School District Bond Guaranty Prog.) Series 2019, 2.375% 6/15/36	730,000	541,939
TOTAL UTAH		31,454,525
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Champlain College Proj.) Series 2016 A:
5% 10/15/41	2,265,000	1,940,784
5% 10/15/46	2,645,000	2,161,201
TOTAL VERMONT		4,101,985
Virginia - 1.5%
Chesapeake Gen. Oblig. Series 2020 A:
5% 8/1/34	1,120,000	1,208,637
5% 8/1/35	1,230,000	1,321,491
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/26	1,850,000	1,852,546
Lynchburg Econ. Dev. Series 2021, 3% 1/1/51	2,010,000	1,237,477
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev.:
(Mary Washington Hosp. Proj.) Series 2016, 3% 6/15/29	350,000	317,293
Series 2016:
4% 6/15/37	325,000	278,667
5% 6/15/28	945,000	953,969
5% 6/15/33	210,000	210,248
5% 6/15/36	945,000	929,502
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21St Century Collage and Equip. Programs) Series 2021 A, 4% 2/1/35	16,100,000	15,784,256
(21st Century College and Equip. Programs):
Series 2023 A, 5% 2/1/37	2,750,000	2,933,120
Series 2023 B, 5% 2/1/34	6,750,000	7,335,347
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A:
5% 5/15/32	450,000	466,277
5% 5/15/33	1,890,000	1,957,493
Virginia St Pub. School Auth. Spl. O Series 2023, 5% 8/1/38	2,810,000	2,997,859
Winchester Econ. Dev. Auth. Series 2015, 5% 1/1/44	2,360,000	2,284,551
TOTAL VIRGINIA		42,068,733
Washington - 3.0%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,395,000	1,155,081
King County Gen. Oblig. Series 2021 A, 2% 1/1/37	535,000	366,729
King County Wash Hsg. Auth. Afford (Kirkland Heights Proj.) Series 2023 A3, 4.625% 1/1/41	3,480,000	3,246,144
Pierce County Gen. Oblig. Series 2019 A, 2.35% 7/1/33	3,795,000	3,028,093
Tacoma Elec. Sys. Rev. Series 2017:
5% 1/1/37	945,000	963,229
5% 1/1/38	945,000	961,272
Washington Convention Ctr. Pub. Facilities Series 2021, 4% 7/1/31	11,755,000	10,749,695
Washington Gen. Oblig.:
Series 2015 C, 5% 2/1/34	905,000	915,272
Series 2017 D, 5% 2/1/33	1,985,000	2,042,345
Series 2021 A, 5% 6/1/35	4,000,000	4,244,309
Series R-2017 A:
5% 8/1/28	890,000	915,916
5% 8/1/30	890,000	911,947
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/29	380,000	376,166
5% 7/1/31	810,000	797,536
5% 7/1/34	2,495,000	2,397,581
5% 7/1/35	2,220,000	2,094,141
5% 7/1/36	2,125,000	1,998,971
5% 7/1/42	8,705,000	7,831,865
(Providence Health Systems Proj.) Series 2018 B:
5% 10/1/30	1,135,000	1,144,915
5% 10/1/31	1,415,000	1,425,059
5% 10/1/32	975,000	981,791
5% 10/1/33	2,360,000	2,376,434
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/29	2,125,000	2,143,075
5% 8/15/30	945,000	952,733
Series 2017 B, 4% 8/15/41	6,845,000	5,832,140
Series 2019 A1:
5% 8/1/34	1,790,000	1,818,487
5% 8/1/37	945,000	932,840
Series 2019 A2:
5% 8/1/35	2,695,000	2,714,000
5% 8/1/39	1,055,000	1,029,065
Series 2020, 5% 9/1/55	9,515,000	8,978,104
Washington Higher Ed. Facilities Auth. Rev.:
(Gonzaga Univ. Proj.) Series 2019 A, 3% 4/1/49	3,245,000	2,110,403
(Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/34	1,510,000	1,512,691
5% 10/1/35	945,000	944,460
5% 10/1/40	1,535,000	1,444,182
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Judson Park Proj.) Series 2018:
4% 7/1/28 (d)	100,000	91,238
5% 7/1/33 (d)	325,000	292,771
5% 7/1/38 (d)	100,000	83,859
5% 7/1/48 (d)	300,000	225,711
TOTAL WASHINGTON		82,030,250
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A, 5% 1/1/33	1,735,000	1,724,604
Wisconsin - 1.7%
Blue Ridge Healthcare Pub. Fin. Auth. Series 2020 A, 4% 1/1/45	1,415,000	1,145,911
Howard Suamico Scd Series 2021, 2% 3/1/38	1,165,000	781,973
Kohler Wis School District Series 2021, 2% 3/1/38	620,000	406,786
Mauston School District Series 2021, 1.8% 3/1/37	2,840,000	1,789,709
Pub. Fin. Auth. Edl. Facilities Series 2018 A:
5.25% 10/1/43	575,000	502,162
5.25% 10/1/48	575,000	484,373
Pub. Fin. Auth. Hosp. Rev.:
Series 2019 A, 5% 10/1/44	5,820,000	5,449,101
Series 2020 A, 3% 6/1/45	3,000,000	2,001,135
Pub. Fin. Auth. Sr. Living Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A:
5% 5/15/25 (d)	500,000	490,681
5% 5/15/28 (d)	550,000	526,324
5.25% 5/15/37 (d)	180,000	161,739
5.25% 5/15/42 (d)	220,000	188,498
5.25% 5/15/47 (d)	220,000	181,801
5.25% 5/15/52 (d)	410,000	329,528
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (d)	485,000	396,417
5% 10/1/48 (d)	625,000	489,546
5% 10/1/53 (d)	1,615,000	1,231,934
Roseman Univ. of Health:
Series 2020:
5% 4/1/50 (d)	985,000	824,495
5% 4/1/50 (Pre-Refunded to 4/1/30 @ 100) (d)	100,000	106,669
Series 2021 A:
3% 7/1/50	1,740,000	1,115,659
4.5% 6/1/56 (d)	12,205,000	8,006,491
Series 2021 B, 6.5% 6/1/56 (d)	3,990,000	2,921,419
Westosha Cent High School District Series 2021:
1.75% 3/1/34	1,850,000	1,332,532
2% 3/1/41	1,575,000	939,783
Wisconsin Health & Edl. Facilities:
Series 2013 B2, 4% 11/15/43	2,480,000	2,133,540
Series 2014:
4% 5/1/33	1,395,000	1,299,169
5% 5/1/25	730,000	731,649
Series 2016, 4% 12/1/46	2,785,000	2,242,237
Series 2017 A:
5% 9/1/30 (Pre-Refunded to 9/1/27 @ 100)	1,200,000	1,247,602
5% 9/1/32 (Pre-Refunded to 9/1/27 @ 100)	1,040,000	1,081,255
Series 2019 A, 5% 11/1/39	3,975,000	3,145,753
Series 2019 B1, 2.825% 11/1/28	1,125,000	967,893
Series 2019 B2, 2.55% 11/1/27	20,000	19,993
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2012, 5% 6/1/39	1,125,000	1,070,009
Wisconsin Rapids School District Series 2021, 2% 4/1/36	1,110,000	767,821
TOTAL WISCONSIN		46,511,587
TOTAL MUNICIPAL BONDS (Cost $2,980,738,302)		2,680,475,554

Money Market Funds - 1.6%
	Shares	Value ($)
Fidelity Tax-Free Cash Central Fund 4.07% (g)(h) (Cost $44,805,516)	44,792,686	44,810,607

TOTAL INVESTMENT IN SECURITIES - 99.1% (Cost $3,025,543,818)	2,725,286,161
NET OTHER ASSETS (LIABILITIES) - 0.9%	23,651,175
NET ASSETS - 100.0%	2,748,937,336

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $46,057,307 or 1.7% of net assets.

(e)	Level 3 security
(f)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(g)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Tax-Free Cash Central Fund 4.07%	93,599,434	274,250,018	323,049,700	2,284,986	6,567	4,288	44,810,607	1.9%
Total	93,599,434	274,250,018	323,049,700	2,284,986	6,567	4,288	44,810,607

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.